Share Capital (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Aug. 04, 2010
SHARE CAPITAL [Abstract]
Authorized share capital, shares	50,000,000	50,000,000	50,000,000
Common stock par value	$ 1	$ 1	$ 0.01
Common stock, shares issued	20,000	20,000	20,000